UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

BNY Mellon Investment Funds II, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	10/31/22

FORM N-CSR

Item 1. Reports to Stockholders.

BNY Mellon Alternative Diversifier Strategies Fund

ANNUAL REPORT October 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through October 31, 2022, as provided by Anthony Mastrocola, Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended October 31, 2022, BNY Mellon Alternative Diversifier Strategies Fund’s (the “fund”) Class A shares produced a total return of −8.33%, Class C shares returned −9.03%, Class I shares returned −8.08% and Class Y shares returned −7.98%.1 In comparison, the S&P 500® Index (the “Index”) returned −14.60% for the same period, and the Lipper Alternative Multi-Strategy Funds Index (the “Lipper Index”) produced a total return of −3.25% for the period.2

Alternative asset classes generally produced negative returns over the reporting period as investors became concerned about inflation, rising interest rates and geopolitical events. The fund outperformed the Index but lagged the Lipper Index. Underperformance of the Lipper Index was due primarily to returns in the real estate and growth-oriented categories.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund normally allocates its assets among other investment companies (the underlying funds) that employ alternative investment strategies. The fund seeks to achieve its investment objective by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies: long/short strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies and options strategies.

As of October 31, 2022, the fund held positions in seven underlying funds: 361 Global Long/Short Equity Fund, DFA Commodity Strategy Portfolio, Boston Partners Long/Short Research Fund, BNY Mellon Global Real Estate Securities Fund, BNY Mellon Global Real Return Fund, the Gateway Fund and Neuberger Berman Long/Short Fund.

Markets Hindered by Inflation, Tightening Monetary Policy and Concerns about Growth

The reporting period was defined by a significant shift from positive to negative investor sentiment, driven by concerns over high inflation, monetary policy normalization and the Russia-Ukraine War. Inflation continued to rise around the world, worrying consumers and investors alike. In response to persistently high inflation, the Federal Reserve (“Fed”) shifted its policy from helping economic recovery to taming rising inflation by raising interest rates and reducing its balance sheet. Higher rates are intended to help tame inflation as consumers and businesses cut back on consumption and investments due to higher borrowing costs.

As 2022 progressed, inflation data and central bank monetary tightening policies dominated the market narrative. Slower growth prospects, supply-chain concerns and expectations that interest rates would be higher for a longer period negatively impacted stock valuations. Across Europe, a broad monetary tightening effort by the Bank of England and the European Central Bank was

2

implemented. In the EU, high inflation readings dampened the growth outlook, while soaring energy prices became a focus for European policymakers. In contrast to monetary normalization and reopening trends worldwide, China continued to implement more accommodative monetary policies to address lackluster economic growth stemming from a weak macroeconomic environment and strict COVID-19 lockdown policies.

Political leadership in the world’s leading economies also dominated headlines and drove market sentiment. In the UK, Rishi Sunak calmed capital markets after taking over as the new prime minister after a short stint by Liz Truss, who took over for Boris Johnson. In Italy, Giorgia Meloni took the helm of prime minister, while the country continued to struggle economically. In China, Xi Jinping secured an unprecedented third term as president, rattling markets as his Zero-COVID-19 policies and technology sector crackdowns could go unchecked, given his consolidation of power.

As the markets adjust to an era of monetary tightening, the outlook for economic growth has been dampened by the intertwining issues of inflation, supply-chain constraints and a potential global recession. In the MSCI World Index, the energy sector was a standout and gained over 40% during the period, driven by high energy prices. Several other sectors were challenged, with the communication services, consumer discretionary and information technology sectors performing the worst.

Fund Performance Hindered by Real Estate and Growth-Oriented Strategies

Most of the underlying funds contributed negatively to performance during what was a volatile year for risk assets. Volatility was caused by restrictive monetary policy by central banks pushing up interest rates and causing a sell-off in most global equity and fixed-income asset classes. In addition, continued strong post-pandemic demand, supply-side shortages and geopolitical events (Russia/Ukraine and China’s Zero-COVID-19 policy) pushed up commodity prices, especially in the energy sector, and contributed to the spike in global inflation. This resulted in a challenging environment for the underlying funds.

The largest detractor to fund performance was the BNY Mellon Global Real Estate Securities Fund with a one-year return of -24.4%. Global REIT prices were pressured by higher interest rates and growing recession fears. The second largest detractor was the BNY Mellon Global Real Return Fund with a one-year return of -9.9%. This fund was impacted by the sharp reversal and sell-off in growth-oriented risk assets in early 2022. Defensive assets such as sovereign bonds and gold provided little protection as rising rates and the stronger U.S. dollar pressured both asset classes.

On the positive side, the Boston Partners Long/Short Research Fund produced a one-year return of 6.9%. Gains were driven by exposure to value- and quality-oriented equities. The second largest contributor to fund performance was the DFA Commodity Strategy Fund with a one-year return of 6.4%. Most commodity prices rallied over the last year due to strong post-pandemic demand, supply-side shortages and geopolitical events.

Positioned for Both a Potential Rebound and Continued Volatility

The fund is currently well-diversified across Long/Short Equity, Absolute Return, Real Estate, Commodity, and Options strategies. This positioning provides the potential for upside capture, should risk assets rebound, and downside protection, should volatility in capital markets persist.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

November 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. in effect until March 1, 2023, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bonds are subject generally to interest-rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security, sold short, at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares and Class I shares of BNY Mellon Alternative Diversifier Strategies Fund with a hypothetical investment of $10,000 in the S&P 500® Index and Lipper Alternative Multi-Strategy Funds Index.

†  Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares and Class I shares of BNY Mellon Alternative Diversifier Strategies Fund on 3/31/14 (inception date) to a hypothetical investment of $10,000 made in the S&P 500® Index and Lipper Alternative Multi-Strategy Funds Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on Class A shares, Class C shares and Class I shares. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. These factors can contribute to the indices potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon Alternative Diversifier Strategies Fund with a hypothetical investment of $1,000,000 in the S&P 500® Index and Lipper Alternative Multi-Strategy Funds Index.

†  Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon Alternative Diversifier Strategies Fund on 3/31/14 (inception date) to a hypothetical investment of $1,000,000 made in the S&P 500® Index and Lipper Alternative Multi-Strategy Funds Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. These factors can contribute to the indices potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/2022
	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	3/31/14	-13.61%	.40%	.61%
without sales charge	3/31/14	-8.33%	1.59%	1.30%
Class C shares
with applicable redemption charge†	3/31/14	-9.92%	.77%	.56%
without redemption	3/31/14	-9.03%	.77%	.56%
Class I shares	3/31/14	-8.08%	1.94%	1.65%
Class Y shares	3/31/14	-7.98%	2.06%	1.79%
S&P 500® Index	3/31/14	-14.60%	10.44%	10.92%††
Lipper Alternative Multi-Strategy Funds Index	3/31/14	-3.25%	.92%	1.21%††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† Index date is based on the inception date of the fund.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Alternative Diversifier Strategies Fund from May 1, 2022 to October 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.91	$7.55	$2.34	$1.96
Ending value (after expenses)	$936.80	$933.10	$938.10	$939.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.08	$7.88	$2.45	$2.04
Ending value (after expenses)	$1,021.17	$1,017.39	$1,022.79	$1,023.19
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .48% for Class I and .40% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
October 31, 2022

Description	Shares		Value ($)
Investment Companies - 99.1%
Alternative Investments - 22.9%
DFA Commodity Strategy Portfolio	1,748,149		9,142,819
Gateway Fund, CI. Y	487,844		17,323,326
			26,466,145
Domestic Equity - 33.3%
Boston Partners Long/Short Research Fund, Institutional Class	1,151,828	[a]	19,005,158
Neuberger Berman Long Short Fund, Institutional Class	1,175,970	[a]	19,344,714
			38,349,872
Foreign Balanced - 24.7%
BNY Mellon Global Real Return Fund, CI. Y	1,812,353	[b]	28,453,951
Foreign Equity - 18.2%
361 Global Long/Short Equity Fund, CI. Y	1,037,569	[a]	11,600,022
BNY Mellon Global Real Estate Securities Fund, CI. Y	1,257,191	[b]	9,366,074
			20,966,096
Total Investments (cost $106,889,900)	99.1%		114,236,064
Cash and Receivables (Net)	.9%		1,017,000
Net Assets	100.0%		115,253,064

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.1
99.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS (continued)

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Balanced - 24.7%
BNY Mellon Global Real Return Fund, CI. Y - 24.7%	42,124,753	4,627,895	(14,546,154)	1,321,675
Foreign Equity - 8.1%
BNY Mellon Global Real Estate Securities Fund, CI. Y - 8.1%	29,437,195	1,294,530	(17,156,570)	3,169,043
Total - 32.8%	71,561,948	5,922,425	(31,702,724)	4,490,718

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 10/31/2022	Dividends/ Distributions ($)
Foreign Balanced - 24.7%
BNY Mellon Global Real Return Fund, CI. Y - 24.7%	(5,074,218)	28,453,951	575,337
Foreign Equity - 8.1%
BNY Mellon Global Real Estate Securities Fund, CI. Y - 8.1%	(7,378,124)	9,366,074	1,077,479
Total - 32.8%	(12,452,342)	37,820,025	1,652,816

† Includes reinvested dividends/distributions.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	70,918,236	76,416,039
Affiliated issuers	35,971,664	37,820,025
Cash		972,913
Receivable for shares of Common Stock subscribed		130,000
Interest receivable		23,023
Prepaid expenses		26,633
		115,388,633
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		30,382
Payable for shares of Common Stock redeemed		41,755
Directors’ fees and expenses payable		922
Other accrued expenses		62,510
		135,569
Net Assets ($)		115,253,064
Composition of Net Assets ($):
Paid-in capital		97,653,772
Total distributable earnings (loss)		17,599,292
Net Assets ($)		115,253,064

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	57,749	28,176	3,208,989	111,958,150
Shares Outstanding	4,481	2,245	249,060	8,640,443
Net Asset Value Per Share ($)	12.89	12.55	12.88	12.96

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended October 31, 2022

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,469,273
Affiliated issuers	998,774
Interest	6,221
Total Income	3,474,268
Expenses:
Management fee—Note 3(a)	321,502
Professional fees	80,190
Registration fees	66,434
Chief Compliance Officer fees—Note 3(c)	13,924
Directors’ fees and expenses—Note 3(d)	11,986
Prospectus and shareholders’ reports	10,823
Shareholder servicing costs—Note 3(c)	3,426
Custodian fees—Note 3(c)	2,432
Loan commitment fees—Note 2	1,984
Distribution fees—Note 3(b)	202
Miscellaneous	16,820
Total Expenses	529,723
Less—reduction in expenses due to undertaking—Note 3(a)	(353)
Less—reduction in fees due to earnings credits—Note 3(c)	(34)
Net Expenses	529,336
Net Investment Income	2,944,932
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	13,027,815
Affiliated issuers	4,490,718
Capital gain distributions on unaffiliated issuers	2,680,889
Capital gain distributions from affiliated issuers	654,042
Net Realized Gain (Loss)	20,853,464
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(20,776,040)
Affiliated issuers	(12,452,342)
Net Change in Unrealized Appreciation (Depreciation)	(33,228,382)
Net Realized and Unrealized Gain (Loss) on Investments	(12,374,918)
Net (Decrease) in Net Assets Resulting from Operations	(9,429,986)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2022	2021
Operations ($):
Net investment income	2,944,932	1,316,021
Net realized gain (loss) on investments	20,853,464	1,682,062
Net change in unrealized appreciation (depreciation) on investments	(33,228,382)	47,037,864
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,429,986)	50,035,947
Distributions ($):
Distributions to shareholders:
Class A	(2,050)	(249)
Class C	(476)	(150)
Class I	(74,582)	(12,744)
Class Y	(3,613,979)	(2,899,504)
Total Distributions	(3,691,087)	(2,912,647)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	43,579	36,975
Class C	3,000	-
Class I	3,125,635	2,947,842
Class Y	20,768,630	11,418,107
Distributions reinvested:
Class A	1,342	98
Class I	62,005	10,549
Class Y	637,386	1,175,911
Cost of shares redeemed:
Class A	(62,535)	(2,000)
Class C	-	(2,393)
Class I	(2,226,309)	(1,732,372)
Class Y	(169,392,952)	(98,926,856)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(147,040,219)	(85,074,139)
Total Increase (Decrease) in Net Assets	(160,161,292)	(37,950,839)
Net Assets ($):
Beginning of Period	275,414,356	313,365,195
End of Period	115,253,064	275,414,356

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2022	2021
Capital Share Transactions (Shares):
Class A
Shares sold	3,082	2,653
Shares issued for distributions reinvested	94	7
Shares redeemed	(4,512)	(142)
Net Increase (Decrease) in Shares Outstanding	(1,336)	2,518
Class C
Shares sold	245	-
Shares redeemed	-	(190)
Net Increase (Decrease) in Shares Outstanding	245	(190)
Class Ia
Shares sold	225,671	218,653
Shares issued for distributions reinvested	4,360	814
Shares redeemed	(163,340)	(128,356)
Net Increase (Decrease) in Shares Outstanding	66,691	91,111
Class Ya
Shares sold	1,524,057	828,497
Shares issued for distributions reinvested	44,604	90,315
Shares redeemed	(11,759,577)	(7,472,894)
Net Increase (Decrease) in Shares Outstanding	(10,190,916)	(6,554,082)

[a]

During the period ended October 31, 2022, 140,174 Class Y shares representing $1,970,874 were exchanged for 140,925 Class I shares and during the period ended October 31, 2021, 190,780 Class Y shares representing $2,575,533 were exchanged for 191,808 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	14.41	12.24	12.84	12.24	12.65
Investment Operations:
Net investment income (loss)[a]	.23	(.02)	.10	.08	(.03)
Net realized and unrealized gain (loss) on investments	(1.40)	2.27	(.44)	.60	(.33)
Total from Investment Operations	(1.17)	2.25	(.34)	.68	(.36)
Distributions:
Dividends from net investment income	(.25)	–	(.14)	(.02)	(.05)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(.35)	(.08)	(.26)	(.08)	(.05)
Net asset value, end of period	12.89	14.41	12.24	12.84	12.24
Total Return (%)[b]	(8.33)	18.41	(2.75)	5.57	(2.89)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.12	.89	.95	.97	.86
Ratio of net expenses to average net assets[c]	.80	.80	.80	.80	.80
Ratio of net investment income (loss) to average net assets[c]	1.65	(.15)	.84	.67	(.24)
Portfolio Turnover Rate	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	58	84	40	42	59

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	14.03	12.01	12.59	12.08	12.57
Investment Operations:
Net investment income (loss)[a]	.14	(.10)	.01	(.03)	(.12)
Net realized and unrealized gain (loss) on investments	(1.39)	2.20	(.45)	.61	(.37)
Total from Investment Operations	(1.25)	2.10	(.44)	.58	(.49)
Distributions:
Dividends from net investment income	(.13)	–	(.02)	(.01)	–
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(.23)	(.08)	(.14)	(.07)	–
Net asset value, end of period	12.55	14.03	12.01	12.59	12.08
Total Return (%)[b]	(9.03)	17.51	(3.51)	4.85	(3.90)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.85	1.77	1.76	1.69	1.59
Ratio of net expenses to average net assets[c]	1.55	1.55	1.55	1.55	1.55
Ratio of net investment income (loss) to average net assets[c]	1.05	(.78)	.10	(.21)	(.99)
Portfolio Turnover Rate	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	28	28	26	28	26

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

16

	Year Ended October 31,
Class I Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	14.40	12.23	12.84	12.27	12.69
Investment Operations:
Net investment income[a]	.24	.02	.17	.14	.01
Net realized and unrealized gain (loss) on investments	(1.37)	2.28	(.48)	.59	(.34)
Total from Investment Operations	(1.13)	2.30	(.31)	.73	(.33)
Distributions:
Dividends from net investment income	(.29)	(.05)	(.18)	(.10)	(.09)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(.39)	(.13)	(.30)	(.16)	(.09)
Net asset value, end of period	12.88	14.40	12.23	12.84	12.27
Total Return (%)	(8.08)	18.87	(2.47)	6.05	(2.60)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.48	.41	.43	.42	.38
Ratio of net expenses to average net assets[b]	.48	.41	.43	.42	.38
Ratio of net investment income to average net assets[b]	1.73	.17	1.38	1.11	.08
Portfolio Turnover Rate	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	3,209	2,626	1,116	1,206	1,446

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	14.48	12.30	12.90	12.33	12.74
Investment Operations:
Net investment income[a]	.30	.06	.18	.12	.03
Net realized and unrealized gain (loss) on investments	(1.42)	2.26	(.47)	.62	(.34)
Total from Investment Operations	(1.12)	2.32	(.29)	.74	(.31)
Distributions:
Dividends from net investment income	(.30)	(.06)	(.19)	(.11)	(.10)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–
Total Distributions	(.40)	(.14)	(.31)	(.17)	(.10)
Net asset value, end of period	12.96	14.48	12.30	12.90	12.33
Total Return (%)	(7.98)	18.96	(2.29)	6.11	(2.43)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.41	.33	.32	.30	.30
Ratio of net expenses to average net assets[b]	.41	.33	.32	.30	.30
Ratio of net investment income to average net assets[b]	2.30	.47	1.45	.98	.27
Portfolio Turnover Rate	14.10	24.08	5.23	51.61	19.18
Net Assets, end of period ($ x 1,000)	111,958	272,676	312,183	426,278	446,522

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

20

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	114,236,064	-	-	114,236,064

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

21

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Investment Companies Risk: To the extent the fund invests in pooled investment vehicles, such as Exchanged Traded Fund (“ETFs”) and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment companies, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment companies (including management fees) in addition to the expenses of the fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital

22

gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $14,804,659 and unrealized appreciation $3,057,628. In addition, the fund deferred for tax purposes late year ordinary losses of $262,995 to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows: ordinary income $2,722,240 and $1,311,773, and long-term capital gains $968,847 and $1,600,874, respectively.

During the period ended October 31, 2022, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $4,298,892 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be

23

NOTES TO FINANCIAL STATEMENTS (continued)

utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the fund’s average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). The Adviser has contractually agreed, from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitations. The reduction in expenses, pursuant to the undertaking, amounted to $353 during the period ended October 31, 2022.

During the period ended October 31, 2022, the Distributor retained $72 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments

24

are made. During the period ended October 31, 2022, Class C shares were charged $202 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2022, Class A and Class C shares were charged $212 and $67, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2022, the fund was charged $2,123 for transfer agency services. These fees are included in Shareholder servicing costs in the

25

NOTES TO FINANCIAL STATEMENTS (continued)

Statement of Operations. These fees were partially offset by earnings credits of $34.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2022, the fund was charged $2,432 pursuant to the custody agreement.

During the period ended October 31, 2022, the fund was charged $13,924 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $24,288, Distribution Plan fees of $17, Shareholder Services Plan fees of $18, Custodian fees of $1,650, Chief Compliance Officer fees of $4,062 and Transfer Agent fees of $363, which are offset against an expense reimbursement currently in effect in the amount of $16.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2022, amounted to $19,130,131 and $162,112,232, respectively.

At October 31, 2022, the cost of investments for federal income tax purposes was $111,178,436 accordingly, accumulated net unrealized appreciation on investments was $3,057,628, consisting of $7,966,141 gross unrealized appreciation and $4,908,513 gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Fund and Board of Directors of
BNY Mellon Investment Funds II, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Alternative Diversifier Strategies Fund (the Fund), a series of BNY Mellon Investment Funds II, Inc., including the statement of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with the transfer agent and custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
December 23, 2022

27

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable, but not less than $784,024 as ordinary income dividends paid during the year ended October 31, 2022 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 10.00% of ordinary income dividends paid during the year ended October 31, 2022 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2023 of the percentage applicable to the preparation of their 2022 income tax returns. The fund reports the maximum amount allowable but not less than $.1048 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

28

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (79)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 94

———————

Francine J. Bovich (71)
Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Andrew J. Donohue (72)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP. a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 44

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Kenneth A. Himmel (76)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Gulf Related, an international real estate development company, Managing Partner (2010-Present)

• Related Urban Development, a real estate development company, President and Chief Executive Officer (1996-Present)

• American Food Management, a restaurant company, Chief Executive Officer (1983-Present)

• Himmel & Company, a real estate development company, President and Chief Executive Officer (1980-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Roslyn M. Watson (73)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company, Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 44

———————

Benaree Pratt Wiley (76)
Board Member (1998)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-2020)

No. of Portfolios for which Board Member Serves: 61

———————

30

Interested Board Member

Bradley Skapyak (63)
Board Member (2021)

Principal Occupation During Past 5 Years:

• Chief Operating Officer and Director of The Dreyfus Corporation (2009-2019)

• Chief Executive Officer and Director of the Distributor (2016-2019)

• Chairman and Director of The Dreyfus Transfer Agent, Inc. (2011-2019)

• Senior Vice President of The Bank of New York Mellon (2007-2019)

No. of Portfolios for which Board Member Serves: 22

Mr. Skapyak is deemed to be an Interested Board Member of the fund as a result of his ownership of unvested restricted stock units of BNY Mellon.

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

31

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 47 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

32

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 55 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 55 investment companies (comprised of 115 portfolios) managed by the Adviser. He is 65 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 48 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the Distributor since 1997.

33

For More Information

BNY Mellon Alternative Diversifier Strategies Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRNAX Class C: DRNCX Class I: DRNIX Class Y: DRYNX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6253AR1022

BNY Mellon Global Emerging Markets Fund

ANNUAL REPORT October 31, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through October 31, 2022, as provided by portfolio managers Paul Birchenough, Alex Khosla and Ian Smith of Newton Investment Management Limited, sub-adviser.

Market and Fund Performance Overview

For the 12-month period ended October 31, 2022, the BNY Mellon Global Emerging Markets Fund’s (the “fund”) Class A shares produced a total return of −34.11%, Class C shares returned −34.60%, Class I shares returned −33.94% and Class Y shares returned −33.91.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of −31.03% for the same period.2

Emerging markets equities declined during the reporting period under pressure from slowing Chinese economic growth, increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Index largely due to the fund’s bias in favor of growth at a time when markets favored value-oriented stocks over their growth-oriented counterparts.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging-markets countries. The portfolio managers employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable, global economic, industrial or social trends that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers then identify specific companies, using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

Mounting Inflation Drives Markets Lower

A multitude of factors conspired to pull the Index lower during the reporting period, though the common thread was higher inflation and its consequences. Inflation, already an issue toward the end of 2021, rose sharply following Russia’s invasion of Ukraine in February 2022, which caused a surge in commodity prices. As a result, inflation continued to overshoot expectations, necessitating a more hawkish approach by central banks, not least the U.S. Federal Reserve (the “Fed”), which accelerated the pace of interest-rate increases as the period progressed. This steeper-than-expected trajectory of monetary tightening, resulting in higher bond yields and, thus, discount rates, drove a renewed derating of equities, with longer-duration growth names proving most vulnerable. However, in the latter stages of the period, the threat of recession became the market’s dominant concern, stemming from the pressure that rising prices placed on consumers. Generally weak economic data emerged from China, caused by tight COVID-19 restrictions over much of the year and supply-chain bottleneck issues that limited growth. In October 2022, investor sentiment was further undermined by the Biden administration’s announcement of new restrictions on China’s access to U.S. semiconductor technology, and by a new Chinese leadership team revealed at the Communist Party’s 20th Congress that demonstrated President Xi Jinping tightening grip on power.

The Fund’s Bias Toward Growth Detracts

The market’s shift from favoring growth-oriented shares to favoring value-oriented shares raised significant headwinds for the fund, which maintains a bias toward stocks with higher growth rates and returns on equity than the Index. From a sector perspective, the fund’s underweight exposure to banks (particularly banks with low returns on assets that are operating in mature banking systems) meant that the financials sector was a material area of relative weakness. In the prevailing environment of uncertainty, some of the fund’s holdings in the industrial, information technology and communication services sectors declined, further contributing to underperformance. Regarding country exposure, the fund’s underweight position in oil-rich Saudi Arabia was a significant detractor from relative returns, as oil prices hit multi-year highs. Among individual holdings, after Russia invaded Ukraine, trading was halted in the fund’s sole Russian-listed position, online recruitment platform HeadHunter Group, before it was written down to zero. Another notably weak-performing holding, Chinese drug research and development services company Pharmaron Beijing, struggled during the second half of the period as it reported a slowdown in overall margin growth due to a rise in operating costs. The shares came under further pressure—along with its Chinese peers—after U.S. President Joe Biden signed an executive order laying out a strategy to boost domestic biomanufacturing and reduce reliance on China for new medicines. However, we believe that Pharmaron should not be materially affected by the action.

On the positive side, relative performance benefited most from the fund’s positioning in the consumer-discretionary sector, with jeweler Titan and automobile manufacturer Maruti Suzuki India, both based in India, performing well. Another significant positive contribution came from consumer staples holdings, such as Wal-Mart de Mexico and India’s Hindustan Unilever, with the sector’s defensive qualities particularly in favor during the sharp market downturn in September 2022. In Brazil, which outperformed the Index by a wide margin, the Fund’s holdings in industrial electronic equipment manufacturer WEG and stock exchange operator B3 (Brasil Bolsa Balcao) both contributed strongly to returns. Another top contributor, U.S.-based lithium mining company Livent, rose on demand for lithium from battery manufacturers. Relatively low exposure to Russia further enhanced relative performance.

Maintaining the Fund’s Long-Term Focus

Over the shorter term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the response of the Fed. Other variables that will probably influence the trajectory of emerging markets equities in the months ahead include the conflict in Ukraine, commodity prices, the strength of the U.S. dollar and news from China, especially in relation to COVID-19 lockdowns and macroeconomic conditions. Emerging markets equities currently trade at an unusually high discount to developed markets, providing a conducive backdrop if these shorter-term variables prove favorable.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Notwithstanding the potential for short-term gains in the asset class, we prefer to highlight the longer-term opportunities in emerging markets based on relatively high levels of income growth, rapid increases in product penetration and scope for industry consolidation. We believe we see unique opportunities for emerging markets companies that are well-exposed to reliable, secular-growth trends, and that can exploit these opportunities better than their peers by virtue of their differentiated customer offering and superior execution. Accordingly, it is our belief that emerging markets investors who can identify the best-positioned growth themes and companies should be well rewarded over the long term.

As of October 31, 2022, on a country basis, the fund holds its most overweight position in India, which we believe offers many of the most attractive, bottom-up investment opportunities in emerging markets over five years and beyond. The fund also holds overweight exposure to China/Hong Kong, with a focus on businesses poised to benefit from China’s efforts to become economically self-sufficient, or even assume leadership in certain strategic and value-added industries. On a sector basis, the fund holds its most overweight exposure in consumer staples and industrials, where we have found several businesses with potential attractive, long-term growth opportunities and high returns on capital.

November 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares and Class I shares of BNY Mellon Global Emerging Markets Fund with a hypothetical investment of $10,000 in the MSCI Emerging Markets Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares, and Class I shares of BNY Mellon Global Emerging Markets Fund on 2/3/14 (inception date) to a hypothetical investment of $10,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a free float‐adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (Unaudited) (continued)

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon Global Emerging Markets Fund with a hypothetical investment of $1,000,000 in the MSCI Emerging Markets Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon Global Emerging Markets Fund on 2/3/14 (inception date) to a hypothetical investment of $1,000,000 made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The Index is a free float‐adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 10/31/2022
	Inception Date	1 Year	5 Year	From Inception
Class A shares
with maximum sales charge (5.75%)	2/3/14	-37.90%	.05%	4.29%
without sales charge	2/3/14	-34.11%	1.24%	4.99%
Class C shares
with applicable redemption charge †	2/3/14	-35.21%	.48%	4.21%
without redemption	2/3/14	-34.60%	.48%	4.21%
Class I shares	2/3/14	-33.94%	1.50%	5.22%
Class Y shares	2/3/14	-33.91%	1.55%	5.31%
MSCI Emerging Markets Index	1/31/14	-31.03%	-3.90%	1.29%	††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Index as of 1/31/14 is used as the beginning value on 2/3/14.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Emerging Markets Fund from May 1, 2022 to October 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.93	$9.47	$4.75	$4.46
Ending value (after expenses)	$882.50	$878.80	$883.50	$883.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.36	$10.16	$5.09	$4.79
Ending value (after expenses)	$1,018.90	$1,015.12	$1,020.16	$1,020.47
†

Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2022

Description	Shares		Value ($)
Common Stocks - 95.9%
Australia - .7%
OZ Minerals Ltd.	143,428		2,201,564
Brazil - 7.0%
B3 SA - Brasil Bolsa Balcao	2,859,271		8,302,984
Raia Drogasil SA	1,086,853		5,571,555
WEG SA	1,111,460		8,673,498
			22,548,037
China - 28.1%
Alibaba Group Holding Ltd.	427,864	[a]	3,406,428
BY-HEALTH Co., Cl. A	3,156,100		7,578,131
Foshan Haitian Flavouring & Food Co., Cl. A	794,650		6,492,590
Kingdee International Software Group Co.	1,472,000	[a]	2,409,122
LONGi Green Energy Technology Co., CI. A	878,657		5,779,891
Meituan, Cl. B	259,458	[a,b]	4,127,269
NARI Technology Co., Cl. A	1,555,588		5,203,295
NetEase Inc.	257,500		2,865,046
Pharmaron Beijing Co., Cl. H	1,172,900	[b]	3,947,574
Ping An Insurance Group Company of China Ltd., Cl. H	1,255,000		5,022,272
Shenzhen Inovance Technology Co., CI. A	1,191,001		10,887,861
StarPower Semiconductor Ltd., Cl. A	82,800		4,226,846
Sungrow Power Supply Co., CI. A	221,700		3,966,465
Tencent Holdings Ltd.	350,768		9,204,069
Wuxi Lead Intelligent Equipment Co., Cl. A	607,400		4,161,930
Yum China Holdings Inc.	268,366		11,096,934
			90,375,723
Hong Kong - 3.6%
AIA Group Ltd.	1,539,600		11,626,595
India - 27.8%
Asian Paints Ltd.	72,357		2,720,720
FSN E-Commerce Ventures Ltd.	108,536	[a]	1,513,083
Godrej Consumer Products Ltd.	449,840	[a]	4,513,812
HDFC Bank Ltd.	685,878		12,391,724
Hindustan Unilever Ltd.	317,744		9,797,716
Housing Development Finance Corp.	211,752		6,312,958
ICICI Bank Ltd.	334,491		3,668,075
ICICI Prudential Life Insurance Co.	516,827	[b]	3,166,499
Info Edge India Ltd.	229,995		10,883,205
Marico Ltd.	1,131,550		7,174,748

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
India - 27.8% (continued)
Maruti Suzuki India Ltd.	47,991		5,527,744
PB Fintech Ltd.	358,788	[a]	1,672,031
Tata Consultancy Services Ltd.	335,046		12,913,730
Titan Co.	216,344		7,212,208
			89,468,253
Indonesia - 1.5%
Bank Mandiri Persero TBK Pt	7,209,500		4,877,676
Japan - 2.1%
Advantest Corp.	128,100		6,734,020
Mexico - 3.6%
Wal-Mart de Mexico SAB de CV	3,016,108		11,651,588
Netherlands - 2.6%
ASML Holding NV	17,938		8,456,295
Peru - 1.6%
Credicorp Ltd.	34,245		5,012,098
Philippines - .0%
GT Capital Holdings Inc.	1		7
Russia - .0%
HeadHunter Group PLC, ADR	161,107	[c]	0
Singapore - 1.0%
Sea Ltd., ADR	63,122	[a]	3,135,901
South Africa - 1.4%
Clicks Group Ltd.	266,645		4,519,116
South Korea - 4.7%
Samsung SDI Co.	17,853		9,208,017
SK Hynix Inc.	104,595		6,053,371
			15,261,388
Taiwan - 5.5%
Delta Electronics Inc.	429,000		3,418,961
Taiwan Semiconductor Manufacturing Co.	1,188,000		14,296,512
			17,715,473
United States - 1.8%
Livent Corp.	187,931	[a,d]	5,932,982
Uruguay - 2.9%
Globant SA	29,768	[a]	5,616,626
MercadoLibre Inc.	4,037	[a]	3,639,840
			9,256,466
Total Common Stocks (cost $334,506,694)			308,773,182

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,292,718)	3.23	12,292,718	[e]	12,292,718
Total Investments (cost $346,799,412)		99.7%		321,065,900
Cash and Receivables (Net)		.3%		953,388
Net Assets		100.0%		322,019,288

ADR—American Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $11,241,342 or 3.49% of net assets.

c The fund held Level 3 securities at October 31, 2022. These securities were valued at $0 or .0% of net assets.

d Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $5,907,126 and the value of the collateral was $5,971,564, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors & Semiconductor Equipment	14.1
Capital Goods	10.2
Media & Entertainment	8.1
Banks	8.1
Household & Personal Products	6.8
Food & Staples Retailing	6.8
Insurance	6.7
Software & Services	6.5
Diversified Financials	4.5
Food, Beverage & Tobacco	4.3
Retailing	3.9
Technology Hardware & Equipment	3.9
Investment Companies	3.8
Consumer Services	3.5
Materials	3.4
Consumer Durables & Apparel	2.2
Automobiles & Components	1.7
Pharmaceuticals Biotechnology & Life Sciences	1.2
Commercial & Professional Services	.0
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 10/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.8%	18,776,343	191,126,247	(197,609,872)	12,292,718	103,845
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	2,542,800	13,053,172	(15,595,972)	-	71,901	††
Total - 3.8%	21,319,143	204,179,419	(213,205,844)	12,292,718	175,746

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,907,126)—Note 1(c):
Unaffiliated issuers	334,506,694	308,773,182
Affiliated issuers	12,292,718	12,292,718
Cash denominated in foreign currency	27	26
Receivable for shares of Common Stock subscribed		1,560,235
Dividends and securities lending income receivable		152,879
Tax reclaim receivable—Note 1(b)		28,688
Prepaid expenses		26,209
		322,833,937
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		418,587
Payable for shares of Common Stock redeemed		267,818
Directors’ fees and expenses payable		7,305
Other accrued expenses		120,939
		814,649
Net Assets ($)		322,019,288
Composition of Net Assets ($):
Paid-in capital		370,607,876
Total distributable earnings (loss)		(48,588,588)
Net Assets ($)		322,019,288

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,810,125	3,387,501	151,527,055	158,294,607
Shares Outstanding	519,167	209,486	8,838,382	9,180,327
Net Asset Value Per Share ($)	16.97	16.17	17.14	17.24

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2022

Investment Income ($):
Income:
Cash dividends (net of $585,536 foreign taxes withheld at source):
Unaffiliated issuers	4,300,756
Affiliated issuers	103,845
Income from securities lending—Note 1(c)	71,901
Interest	1,131
Total Income	4,477,633
Expenses:
Management fee—Note 3(a)	3,366,985
Custodian fees—Note 3(c)	395,434
Shareholder servicing costs—Note 3(c)	302,390
Professional fees	153,126
Registration fees	99,277
Directors’ fees and expenses—Note 3(d)	43,976
Distribution fees—Note 3(b)	36,540
Prospectus and shareholders’ reports	23,498
Chief Compliance Officer fees—Note 3(c)	17,405
Loan commitment fees—Note 2	7,655
Interest expense—Note 2	3,408
Miscellaneous	40,310
Total Expenses	4,490,004
Less—reduction in expenses due to undertaking—Note 3(a)	(94,345)
Less—reduction in fees due to earnings credits—Note 3(c)	(222)
Net Expenses	4,395,437
Net Investment Income	82,196
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(13,550,195)
Net realized gain (loss) on forward foreign currency exchange contracts	(55,066)
Net Realized Gain (Loss)	(13,605,261)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(181,682,276)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,497
Net Change in Unrealized Appreciation (Depreciation)	(181,680,779)
Net Realized and Unrealized Gain (Loss) on Investments	(195,286,040)
Net (Decrease) in Net Assets Resulting from Operations	(195,203,844)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2022	2021
Operations ($):
Net investment income (loss)	82,196	(1,614,718)
Net realized gain (loss) on investments	(13,605,261)	73,173,859
Net change in unrealized appreciation (depreciation) on investments	(181,680,779)	15,005,883
Net Increase (Decrease) in Net Assets Resulting from Operations	(195,203,844)	86,565,024
Distributions ($):
Distributions to shareholders:
Class A	(1,498,786)	(23,010)
Class C	(405,878)	-
Class I	(13,684,047)	(388,130)
Class Y	(19,973,811)	(1,189,305)
Total Distributions	(35,562,522)	(1,600,445)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,831,510	20,874,946
Class C	199,686	2,315,675
Class I	162,542,259	262,813,546
Class Y	53,220,152	159,533,492
Distributions reinvested:
Class A	1,494,089	21,565
Class C	405,878	-
Class I	13,644,996	385,447
Class Y	10,515,588	689,367
Cost of shares redeemed:
Class A	(15,327,688)	(6,129,929)
Class C	(1,255,094)	(1,056,650)
Class I	(159,403,641)	(129,124,741)
Class Y	(153,738,581)	(141,018,504)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(81,870,846)	169,304,214
Total Increase (Decrease) in Net Assets	(312,637,212)	254,268,793
Net Assets ($):
Beginning of Period	634,656,500	380,387,707
End of Period	322,019,288	634,656,500

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2022	2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	262,413	760,594
Shares issued for distributions reinvested	61,970	831
Shares redeemed	(739,535)	(224,226)
Net Increase (Decrease) in Shares Outstanding	(415,152)	537,199
Class C
Shares sold	9,740	86,839
Shares issued for distributions reinvested	17,556	-
Shares redeemed	(66,128)	(39,751)
Net Increase (Decrease) in Shares Outstanding	(38,832)	47,088
Class Ia
Shares sold	7,676,955	9,502,139
Shares issued for distributions reinvested	561,291	14,785
Shares redeemed	(7,615,000)	(4,727,508)
Net Increase (Decrease) in Shares Outstanding	623,246	4,789,416
Class Ya
Shares sold	2,473,491	5,735,348
Shares issued for distributions reinvested	430,437	26,332
Shares redeemed	(7,179,607)	(5,255,179)
Net Increase (Decrease) in Shares Outstanding	(4,275,679)	506,501

[a]

During the period ended October 31, 2022, 212,185 Class Y shares representing $4,481,375 were exchanged for 213,349 Class I shares. During the period ended October 31, 2021, 24,191 Class Y shares representing $588,077 were exchanged for 24,442 Class A shares and 130,039 Class Y shares representing $1,481,238 were exchanged for 78,284 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	27.52	22.23	16.25	13.86	17.79
Investment Operations:
Net investment income (loss)[a]	(.06)	(.14)	(.10)	.03	.03
Net realized and unrealized gain (loss) on investments	(8.84)	5.48	6.43	2.48	(3.75)
Total from Investment Operations	(8.90)	5.34	6.33	2.51	(3.72)
Distributions:
Dividends from net investment income	-	(.05)	(.35)	(.12)	(.21)
Dividends from net realized gain on Investments	(1.65)	-	-	-	-
Total Distributions	(1.65)	(.05)	(.35)	(.12)	(.21)
Net asset value, end of period	16.97	27.52	22.23	16.25	13.86
Total Return (%)[b]	(34.11)	24.04	39.62	18.28	(21.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.26	1.29	1.32	1.34
Ratio of net expenses to average net assets	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets	(.26)	(.51)	(.54)	.22	.16
Portfolio Turnover Rate	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	8,810	25,711	8,826	3,795	5,109

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	26.49	21.52	15.73	13.42	17.32
Investment Operations:
Net investment (loss)[a]	(.20)	(.35)	(.22)	(.08)	(.10)
Net realized and unrealized gain (loss) on investments	(8.47)	5.32	6.23	2.41	(3.63)
Total from Investment Operations	(8.67)	4.97	6.01	2.33	(3.73)
Distributions:
Dividends from net investment income	-	-	(.22)	(.02)	(.17)
Dividends from net realized gain on Investments	(1.65)	-	-	-	-
Total Distributions	(1.65)	-	(.22)	(.02)	(.17)
Net asset value, end of period	16.17	26.49	21.52	15.73	13.42
Total Return (%)[b]	(34.60)	23.09	38.61	17.35	(21.80)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.06	2.01	2.07	2.10	2.11
Ratio of net expenses to average net assets	2.00	2.00	2.00	2.00	2.00
Ratio of net investment (loss) to average net assets	(.99)	(1.33)	(1.26)	(.51)	(.60)
Portfolio Turnover Rate	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	3,388	6,578	4,330	3,798	4,793

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended October 31,
Class I Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	27.71	22.35	16.34	13.96	17.89
Investment Operations:
Net investment income (loss)[a]	(.01)	(.08)	(.05)	.07	.07
Net realized and unrealized gain (loss) on investments	(8.91)	5.52	6.46	2.50	(3.77)
Total from Investment Operations	(8.92)	5.44	6.41	2.57	(3.70)
Distributions:
Dividends from net investment income	-	(.08)	(.40)	(.19)	(.23)
Dividends from net realized gain on Investments	(1.65)	-	-	-	-
Total Distributions	(1.65)	(.08)	(.40)	(.19)	(.23)
Net asset value, end of period	17.14	27.71	22.35	16.34	13.96
Total Return (%)	(33.94)	24.37	39.93	18.61	(21.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	.99	1.02	1.00	1.06
Ratio of net expenses to average net assets	1.00	.99	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets	(.03)	(.28)	(.27)	.47	.38
Portfolio Turnover Rate	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	151,527	227,678	76,571	50,399	78,037

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October, 31
Class Y Shares	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	27.85	22.45	16.40	14.03	17.97
Investment Operations:
Net investment income (loss)[a]	(.02)	(.06)	(.03)	.07	.08
Net realized and unrealized gain (loss) on investments	(8.98)	5.55	6.48	2.51	(3.79)
Total from Investment Operations	(8.96)	5.49	6.45	2.58	(3.71)
Distributions:
Dividends from net investment income	-	(.09)	(.40)	(.21)	(.23)
Dividends from net realized gain on Investments	(1.65)	-	-	-	-
Total Distributions	(1.65)	(.09)	(.40)	(.21)	(.23)
Net asset value, end of period	17.24	27.85	22.45	16.40	14.03
Total Return (%)	(33.91)	24.48	40.07	18.61	(20.98)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.90	.93	.98	.94
Ratio of net expenses to average net assets	.93	.90	.93	.98	.94
Ratio of net investment income (loss) to average net assets	.09	(.22)	(.19)	.47	.44
Portfolio Turnover Rate	47.66	66.55	51.54	48.73	41.94
Net Assets, end of period ($ x 1,000)	158,295	374,690	290,661	222,607	201,273

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a

NOTES TO FINANCIAL STATEMENTS (continued)

specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Director (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its

NOTES TO FINANCIAL STATEMENTS (continued)

net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of October 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	68,634,006	240,139,176	††	0	308,773,182
Investment Companies	12,292,718	-		-	12,292,718

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

f

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities – Common Stocks ($)
Balance as of 10/31/2021†	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,021,893)
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3†	2,021,893
Transfers out of Level 3	-
Balance as of 10/31/2022††	0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 10/31/2022	(2,021,893)

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period were due to the lack of observable inputs.

†† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2022, BNY Mellon earned $9,804 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Emerging Market Risk.: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions

NOTES TO FINANCIAL STATEMENTS (continued)

on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $999,610, accumulated capital losses $12,359,522 and unrealized depreciation $37,228,676.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. The fund has $12,359,522 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows: undistributed ordinary income $2,762 and $1,599,360, and long-term capital gains $35,559,760 and $1,085, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2022 was approximately $322,740 with a related weighted average annualized interest rate of 1.06%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking amounted to $94,345 during the period ended October 31, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may

NOTES TO FINANCIAL STATEMENTS (continued)

rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended October 31, 2022, the Distributor retained $1,947 from commissions earned on sales of the fund’s Class A shares, $710 and $1,114 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2022, Class C shares were charged $36,540 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2022, Class A and Class C shares were charged $38,914 and $12,180, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2022, the fund was charged $8,422 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $222.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2022, the fund was charged $395,434 pursuant to the custody agreement.

During the period ended October 31, 2022, the fund was charged $17,405 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $206,380, Distribution Plan fees of $2,240, Shareholder Services Plan fees of $2,643, Custodian fees of $211,151, Chief Compliance Officer

NOTES TO FINANCIAL STATEMENTS (continued)

fees of $5,078 and Transfer Agent fees of $1,332, which are offset against an expense reimbursement currently in effect in the amount of $10,237.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended October 31, 2022, amounted to $209,658,620 and $321,596,420, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC recently adopted Rule 18f-4 under the Act, which, effective August 18, 2022, regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of October 31, 2022 there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2022:

Average Market Value ($)
Forward contracts	695,539

At October 31, 2022, the cost of investments for federal income tax purposes was $358,291,499 accordingly, accumulated net unrealized depreciation on investment was $37,225,599, consisting of $45,061,966 gross unrealized appreciation and $82,287,565 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Fund and Board of Directors of
BNY Mellon Investment Funds II, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Emerging Markets Fund (the Fund), a series of BNY Mellon Investment Funds II, Inc., including the statement of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
December 23, 2022

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $5,464,077 as income sourced from foreign countries for the fiscal year ended October 31, 2022 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $2,058,146 as taxes paid from foreign countries for the fiscal year ended October 31, 2022 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2022 calendar year with Form 1099-DIV which will be mailed in early 2023. Also, the fund designates the maximum amount allowable, but not less than $2,060,908 as ordinary income dividends paid during the fiscal year ended October 31, 2022 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. The fund also hereby reports $1.6519 per share as a long-term capital gain distribution paid on December 28, 2021.

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (79)
Chairman of the Board (2013)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 94

———————

Francine J. Bovich (71)
Board Member (2013)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Andrew J. Donohue (72)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP. a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 44

———————

Kenneth A. Himmel (76)
Board Member (2013)

Principal Occupation During Past 5 Years:

• Gulf Related, an international real estate development company, Managing Partner (2010-Present)

• Related Urban Development, a real estate development company, President and Chief Executive Officer (1996-Present)

• American Food Management, a restaurant company, Chief Executive Officer (1983-Present)

• Himmel & Company, a real estate development company, President and Chief Executive Officer (1980-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Roslyn M. Watson (73)
Board Member (2013)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company, Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 44

———————

Benaree Pratt Wiley (76)
Board Member (2013)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-2020)

No. of Portfolios for which Board Member Serves: 61

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Interested Board Member

Bradley Skapyak (63)
Board Member (2021)

Principal Occupation During Past 5 Years:

• Chief Operating Officer and Director of The Dreyfus Corporation (2009-2019)

• Chief Executive Officer and Director of the Distributor (2016-2019)

• Chairman and Director of The Dreyfus Transfer Agent, Inc. (2011-2019)

• Senior Vice President of The Bank of New York Mellon (2007-2019)

No. of Portfolios for which Board Member Serves: 22

Mr. Skapyak is deemed to be an Interested Board Member of the fund as a result of his ownership of unvested restricted stock units of BNY Mellon.

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 47 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

OFFICERS OF THE FUND (Unaudited) (continued)

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 55 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 55 investment companies (comprised of 115 portfolios) managed by the Adviser. He is 65 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 48 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the Distributor since 1997.

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For More Information

BNY Mellon Global Emerging Markets Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management Limited
160 Queen Victoria Street,
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DGEAX Class C: DGECX Class I: DGIEX Class Y: DGEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6243AR1022

BNY Mellon Yield Enhancement Strategy Fund

ANNUAL REPORT October 31, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through October 31, 2022, as provided by Anthony Mastrocola and Lisa M. Sampson, Portfolio Managers of BNYM Investment Adviser, Inc.

Market and Fund Performance Overview

For the 12-month period ended October 31, 2022, the BNY Mellon Yield Enhancement Strategy Fund’s (the “fund”) Class A shares produced a total return of −11.80%, Class C shares returned −12.38%, Class I shares returned −11.34% and Class Y shares returned −11.32%.1 In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) produced a total return of −10.57% for the same period, and the Bloomberg US Aggregate Bond Index (the “Bloomberg Agg Index”) produced a total return of −15.68% for the same period.2

Bond prices fell sharply and broadly during the period under pressure from rapidly rising interest rates implemented by the U.S. Federal Reserve (the “Fed”) and other central banks to combat mounting inflation. The fund underperformed the Index, primarily due to the performance of its underlying funds.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, it normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging-markets debt, municipal securities and Treasury inflation-protected securities (TIPS).

BNY Mellon Investment Adviser, Inc. determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance and other factors. As of October 31, 2022, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Floating Rate Income Fund, BNY Mellon High Yield Fund, BNY Mellon Global Dynamic Bond Income Fund and TCW Emerging Markets Income Fund.

Interest Rate Hikes Undermine Global Markets

Global bond investors faced turbulent geopolitical, macroeconomic and market conditions during the reporting period. Inflationary pressures increased early in the period due to pandemic-related government stimulus and accommodative monetary policies, along with rising commodity prices and supply-chain bottlenecks. These pressures intensified in February 2022 when Russia attacked Ukraine, causing already elevated energy and commodity prices to spike higher, while prices for fixed-income securities and non-commodity-related equities sharply declined. Outbreaks of the Omicron variant of COVID-19 led to lockdowns of varying severity and duration across the globe, particularly in China, interrupting economic activity while adding to supply-chain strains and further exacerbating inflation.

2

Despite the risks to growth from war and pandemic, central banks felt compelled to act to try to curb rapidly rising inflation. Numerous rate increases took place globally, with more priced in by financial markets. Several central banks also began the process of quantitative tightening. As the period progressed, recessionary fears took center stage, stemming from the pressure of rising prices on consumers, together with declining consumer confidence and the secondary-order effects of rising interest rates on areas such as the housing market. These conditions produced a distinctly unfavorable backdrop for bonds, with no real safe havens. Global bond prices (as viewed in U.S. dollar terms) were further undermined by the steadily rising value of the U.S. dollar relative to most of the world’s currencies.

Manager Selection Determined Fund Performance

The fund’s performance relative to the Index during the reporting period was primarily determined by the performance of underlying funds. The BNY Mellon Municipal Opportunities Fund, which accounted for over 30% of the fund’s holdings, was the most significant detractor from performance, with lower quality outperforming higher quality. In terms of absolute performance, emerging-markets debt experienced the steepest losses due to weaker-than-expected global economic growth, rising U.S. interest rates and Russia’s invasion of Ukraine. During the period, we increased the fund’s emerging-markets exposure, although it remained an underweight position relative to the Index. On the positive side, the fund’s relative performance benefited from overweight exposure to lower-quality, higher-yielding bonds as we reduced the fund’s exposure to municipals and investment-grade corporates in favor of higher-yielding assets. Relative returns also benefited from the fund’s increasing exposure to floating-rate securities to limit duration risk.

Growing More Constructive on Fixed-Income Opportunities

In the wake of the Fed’s most aggressive series of rate hikes in four decades, we believe U.S. monetary policy has tightened enough to slow the economy meaningfully in the coming months, although the evidence does not yet indicate that a shift toward a more benign environment has begun. Nevertheless, we expect the pace of further tightening to ease going forward, potentially providing a favorable environment for fixed-income assets. A moderation of the Fed’s program of tightening will likely reduce upward pressure on the U.S. dollar versus other countries’ currencies, creating more attractive fixed-income investment opportunities in local developed and emerging markets.

In absolute terms, as of the end of the period, the fund holds its largest exposures to municipal bonds, followed by floating rate. Apart from cash, the fund’s smallest areas of exposure include corporate bonds and emerging-markets debt. The fund’s current positions

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

reflect increases to emerging-markets and floating-rate exposure, and decreases to municipals and investment-grade corporates, as described above.

November 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The Bloomberg US Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads and market liquidity. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Inflation-linked bonds (ILBs) issued by a government are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation; ILBs decline in value when real interest rates rise. Treasury Inflation-Protected Securities (TIPS) are ILBs issued by the U.S. Government.

Mortgage-backed securities: Ginnie Maes and other securities backed by the full faith and credit of the United States Government are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging-market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to effectively allocate the fund’s assets among the investment strategies and the underlying funds.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of a $10,000 investment in Class A shares, Class C shares and Class I shares of BNY Mellon Yield Enhancement Strategy Fund with a hypothetical investment of $10,000 in the Bloomberg U.S. Aggregate Bond Index and Lipper Alternative Credit Focus Funds Index.

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $10,000 investment made in each of the Class A shares, Class C shares and Class I shares of BNY Mellon Yield Enhancement Strategy Fund on 3/7/14 (inception date) to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index and Lipper Alternative Credit Focus Funds Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on Class A shares, Class C shares and Class I shares. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Comparison of change in value of a $1,000,000 investment in Class Y shares of BNY Mellon Yield Enhancement Strategy Fund with a hypothetical investment of $1,000,000 in the Bloomberg U.S. Aggregate Bond Index and Lipper Alternative Credit Focus Funds Index.

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a hypothetical $1,000,000 investment made in Class Y shares of BNY Mellon Yield Enhancement Strategy Fund on 3/7/14 (inception date) to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Aggregate Bond Index and Lipper Alternative Credit Focus Funds Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses of the fund’s Class Y shares. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/2022
	Inception Date	1 Year	5 Year	From Inception
Class A shares
with maximum sales charge (4.50%)	3/7/14	-15.75%	-.62%	1.04%
without sales charge	3/7/14	-11.80%	.29%	1.58%
Class C shares
with applicable redemption charge †	3/7/14	-13.23%	-.36%	.85%
without redemption	3/7/14	-12.38%	-.36%	.85%
Class I shares	3/7/14	-11.34%	.70%	1.92%
Class Y shares	3/7/14	-11.32%	.73%	1.97%
Bloomberg U.S. Aggregate Bond Index	2/28/14	-15.68%	-.54%	.86%	††
Lipper Alternative Credit Focus Funds Index	2/28/14	-10.57%	-.02%	.68%	††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of each index on 2/28/14 is used as the beginning value on 3/7/14.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www.im.bnymellon.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graphs and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Yield Enhancement Strategy Fund from May 1, 2022 to October 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.94	$6.02	$.59	$.39
Ending value (after expenses)	$946.00	$943.00	$948.50	$948.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.06	$6.26	$.61	$.41
Ending value (after expenses)	$1,022.18	$1,019.00	$1,024.60	$1,024.80
†

Expenses are equal to the fund’s annualized expense ratio of .60% for Class A, 1.23% for Class C, .12% for Class I and .08% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
October 31, 2022

Description	Shares		Value ($)
Investment Companies - 98.0%
Domestic Fixed Income - 44.6%
BNY Mellon Corporate Bond Fund, Cl. M	2,309,331	[a]	25,772,137
BNY Mellon Floating Rate Income Fund, Cl. Y	6,183,807	[a]	66,166,735
BNY Mellon High Yield Fund, Cl. I	7,303,748	[a]	37,249,116
			129,187,988
Foreign Fixed Income - 22.6%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y	3,616,970	[a]	38,303,710
TCW Emerging Markets Income Fund, Cl. I	4,777,534		27,088,615
			65,392,325
Municipal Bond - 30.8%
BNY Mellon Municipal Opportunities Fund, Cl. M	7,686,819	[a]	89,397,702
Total Investments (cost $313,295,314)	98.0%		283,978,015
Cash and Receivables (Net)	2.0%		5,906,885
Net Assets	100.0%		289,884,900

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	98.0
98.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Domestic Fixed Income - 44.6%
BNY Mellon Corporate Bond Fund, Cl. M - 8.9%	31,617,001	18,891,744	(19,085,629)	(862,271)
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.8%	57,545,798	29,133,107	(16,475,167)	(295,507)
BNY Mellon High Yield Fund, Cl. I - 12.9%	39,697,314	37,013,603	(32,432,933)	(1,869,316)

9

STATEMENT OF INVESTMENTS (continued)

Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Fixed Income - 13.2%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 13.2%	28,798,784	19,031,425	(4,774,848)	(224,933)
Municipal Bond - 30.8%
BNY Mellon Municipal Opportunities Fund, Cl. M - 30.8%	109,036,807	14,751,101	(17,314,603)	(351,303)
Total - 88.6%	266,695,704	118,820,980	(90,083,180)	(3,603,330)

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 10/31/2022	Dividends/ Distributions ($)
Domestic Fixed Income - 44.6%
BNY Mellon Corporate Bond Fund, Cl. M - 8.9%	(4,788,708)	25,772,137	1,187,801
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.8%	(3,741,496)	66,166,735	2,672,337
BNY Mellon High Yield Fund, Cl. I - 12.9%	(5,159,552)	37,249,116	2,250,356
Foreign Fixed Income - 13.2%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 13.2%	(4,526,718)	38,303,710	1,065,822
Municipal Bond - 30.8%
BNY Mellon Municipal Opportunities Fund, Cl. M - 30.8%	(16,724,300)	89,397,702	2,936,149
Total - 88.6%	(34,940,774)	256,889,400	10,112,465

† Includes reinvested dividends/distributions.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	32,575,451	27,088,615
Affiliated issuers	280,719,863	256,889,400
Cash		3,748,569
Receivable for shares of Common Stock subscribed		2,996,373
Dividends receivable		655,824
Receivable for investment securities sold		261,460
Prepaid expenses		31,748
		291,671,989
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		5,394
Payable for shares of Common Stock redeemed		1,169,623
Payable for investment securities purchased		544,408
Directors’ fees and expenses payable		4,989
Other accrued expenses		62,675
		1,787,089
Net Assets ($)		289,884,900
Composition of Net Assets ($):
Paid-in capital		346,599,056
Total distributable earnings (loss)		(56,714,156)
Net Assets ($)		289,884,900

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	320,712	178,723	8,540,210	280,845,255
Shares Outstanding	30,396	16,951	807,125	26,564,535
Net Asset Value Per Share ($)	10.55	10.54	10.58	10.57

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended October 31, 2022

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	812,283
Affiliated issuers	9,355,003
Interest	25,698
Total Income	10,192,984
Expenses:
Professional fees	78,504
Registration fees	74,578
Directors’ fees and expenses—Note 3(d)	31,252
Chief Compliance Officer fees—Note 3(c)	13,924
Prospectus and shareholders’ reports	13,782
Shareholder servicing costs—Note 3(c)	7,183
Loan commitment fees—Note 2	2,364
Distribution fees—Note 3(b)	1,309
Custodian fees—Note 3(c)	1,184
Interest expense—Note 2	456
Miscellaneous	21,097
Total Expenses	245,633
Less—reduction in fees due to earnings credits—Note 3(c)	(65)
Net Expenses	245,568
Net Investment Income	9,947,416
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(439,158)
Affiliated issuers	(3,603,330)
Capital gain distributions from affiliated issuers	757,462
Net Realized Gain (Loss)	(3,285,026)
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(5,064,723)
Affiliated issuers	(34,940,774)
Net Change in Unrealized Appreciation (Depreciation)	(40,005,497)
Net Realized and Unrealized Gain (Loss) on Investments	(43,290,523)
Net (Decrease) in Net Assets Resulting from Operations	(33,343,107)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2022	2021
Operations ($):
Net investment income	9,947,416	9,786,432
Net realized gain (loss) on investments	(3,285,026)	(207,549)
Net change in unrealized appreciation (depreciation) on investments	(40,005,497)	8,022,969
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,343,107)	17,601,852
Distributions ($):
Distributions to shareholders:
Class A	(11,829)	(14,031)
Class C	(3,874)	(1,004)
Class I	(354,465)	(353,212)
Class Y	(9,494,654)	(9,531,286)
Total Distributions	(9,864,822)	(9,899,533)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	239,055	25,937
Class C	100,000	81,000
Class I	5,740,551	6,765,723
Class Y	184,096,578	23,148,072
Distributions reinvested:
Class A	9,357	11,739
Class C	3,323	430
Class I	331,888	337,227
Class Y	587,119	605,066
Cost of shares redeemed:
Class A	(288,900)	(198,510)
Class I	(7,004,799)	(6,115,731)
Class Y	(131,432,044)	(76,248,011)
Increase (Decrease) in Net Assets from Capital Stock Transactions	52,382,128	(51,587,058)
Total Increase (Decrease) in Net Assets	9,174,199	(43,884,739)
Net Assets ($):
Beginning of Period	280,710,701	324,595,440
End of Period	289,884,900	280,710,701

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2022	2021
Capital Share Transactions (Shares):
Class A
Shares sold	21,057	2,085
Shares issued for distributions reinvested	810	950
Shares redeemed	(25,244)	(16,015)
Net Increase (Decrease) in Shares Outstanding	(3,377)	(12,980)
Class C
Shares sold	8,137	6,488
Shares issued for distributions reinvested	292	34
Net Increase (Decrease) in Shares Outstanding	8,429	6,522
Class Ia
Shares sold	488,838	544,878
Shares issued for distributions reinvested	28,597	27,179
Shares redeemed	(606,876)	(492,646)
Net Increase (Decrease) in Shares Outstanding	(89,441)	79,411
Class Ya
Shares sold	16,515,155	1,860,321
Shares issued for distributions reinvested	50,935	48,862
Shares redeemed	(11,765,055)	(6,155,873)
Net Increase (Decrease) in Shares Outstanding	4,801,035	(4,246,690)

[a]

During the period ended October 31, 2022, 371,780 Class Y shares representing $4,386,938 were exchanged for 371,455 Class I shares and during the period ended October 31, 2021, 416,257 Class Y shares representing $5,162,532 were exchanged for 415,878 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.34	12.06	12.29	12.02	12.39
Investment Operations:
Net investment income[a]	.35	.36	.42	.49	.45
Net realized and unrealized gain (loss) on investments	(1.79)	.28	(.21)	.27	(.35)
Total from Investment Operations	(1.44)	.64	.21	.76	.10
Distributions:
Dividends from net investment income	(.35)	(.36)	(.44)	(.49)	(.47)
Net asset value, end of period	10.55	12.34	12.06	12.29	12.02
Total Return (%)[b]	(11.80)	5.30	1.75	6.47	.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.60	.53	.49	.47	.38
Ratio of net expenses to average net assetsc	.60	.53	.49	.47	.38
Ratio of net investment income to average net assets[c]	3.03	2.88	3.47	4.19	3.67
Portfolio Turnover Rate	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	321	417	564	585	1,027

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount does not include the expenses of the underlying funds.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.33	12.05	12.29	12.02	12.40
Investment Operations:
Net investment income[a]	.27	.24	.34	.40	.35
Net realized and unrealized gain (loss) on investments	(1.78)	.33	(.21)	.29	(.35)
Total from Investment Operations	(1.51)	.57	.13	.69	-
Distributions:
Dividends from net investment income	(.28)	(.29)	(.37)	(.42)	(.38)
Net asset value, end of period	10.54	12.33	12.05	12.29	12.02
Total Return (%)[b]	(12.38)	4.73	1.10	5.84	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.24	1.23	1.11	1.12	1.26
Ratio of net expenses to average net assetsc	1.24	1.23	1.11	1.12	1.26
Ratio of net investment income to average net assets[c]	2.30	2.02	2.88	3.32	2.84
Portfolio Turnover Rate	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	179	105	24	25	24

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount does not include the expenses of the underlying funds.

See notes to financial statements.

16

Class I Shares	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.37	12.09	12.32	12.05	12.41
Investment Operations:
Net investment income[a]	.40	.40	.47	.53	.48
Net realized and unrealized gain (loss) on investments	(1.78)	.29	(.22)	.27	(.33)
Total from Investment Operations	(1.38)	.69	.25	.80	.15
Distributions:
Dividends from net investment income	(.41)	(.41)	(.48)	(.53)	(.51)
Net asset value, end of period	10.58	12.37	12.09	12.32	12.05
Total Return (%)	(11.34)	5.74	2.13	6.85	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.12	.11	.11	.09	.08
Ratio of net expenses to average net assetsb	.12	.11	.11	.09	.08
Ratio of net investment income to average net assets[b]	3.50	3.23	3.85	4.34	3.99
Portfolio Turnover Rate	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	8,540	11,095	9,877	9,804	9,264

a Based on average shares outstanding.

b Amount does not include the expenses of the underlying funds.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	12.36	12.08	12.31	12.04	12.40
Investment Operations:
Net investment income[a]	.41	.41	.48	.53	.50
Net realized and unrealized gain (loss) on investments	(1.79)	.28	(.22)	.28	(.35)
Total from Investment Operations	(1.38)	.69	.26	.81	.15
Distributions:
Dividends from net investment income	(.41)	(.41)	(.49)	(.54)	(.51)
Net asset value, end of period	10.57	12.36	12.08	12.31	12.04
Total Return (%)	(11.32)	5.78	2.18	6.89	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.09	.08	.06	.06	.05
Ratio of net expenses to average net assetsb	.08	.08	.06	.06	.05
Ratio of net investment income to average net assets[b]	3.56	3.33	3.96	4.39	4.06
Portfolio Turnover Rate	34.02	10.58	8.41	21.45	22.78
Net Assets, end of period ($ x 1,000)	280,845	269,094	314,130	409,982	420,265

a Based on average shares outstanding.

b Amount does not include the expenses of the underlying funds.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

20

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	283,978,015	-	-	283,978,015

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

21

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Investment Companies Risk: To the extent the fund invests in pooled investment vehicles, such as Exchanged Traded Fund (“ETFs”) and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment companies, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment companies (including management fees) in addition to the expenses of the fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are

22

determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $873,792, accumulated capital losses $21,154,396 and unrealized depreciation $36,433,552.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. The fund has $2,976,831 of short-term capital losses and $18,177,565 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows: ordinary income $7,149,563 and $6,985,107, and tax-exempt income $2,715,259 and $2,914,426, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the

23

NOTES TO FINANCIAL STATEMENTS (continued)

financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2022 was approximately $12,877 with a related weighted average annualized interest rate of 3.54%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2022, Class C shares were charged $1,309 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2022, Class A and Class C shares were

24

charged $966 and $436, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2022, the fund was charged $3,192 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $65.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2022, the fund was charged $1,184 pursuant to the custody agreement.

During the period ended October 31, 2022, the fund was charged $13,924 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

25

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $114, Shareholder Services Plan fees of $106, Custodian fees of $616, Chief Compliance Officer fees of $4,062 and Transfer Agent fees of $496.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2022, amounted to $142,016,479 and $93,637,931, respectively.

At October 31, 2022, the cost of investments for federal income tax purposes was $320,411,567; accordingly, accumulated net unrealized depreciation on investments was $36,433,552, consisting of gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Fund and Board of Directors of
BNY Mellon Investment Funds II, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Yield Enhancement Strategy Fund (the Fund), a series of BNY Mellon Investment Funds II, Inc., including the statement of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with the transfer agent and the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
December 23, 2022

27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports $2,715,259 as “exempt-interest dividends paid” during its fiscal year ended October 31, 2022. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s tax-exempt dividends paid for the 2022 calendar year on Form 1099-DIV, which will be mailed in early 2023.

28

BOARD MEMBERS INFORMATION (Unaudited)
Independent Board Members

Joseph S. DiMartino (79)
Chairman of the Board (2013)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 94

———————

Francine J. Bovich (71)
Board Member (2013)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

Andrew J. Donohue (72)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP. a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 44

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Kenneth A. Himmel (76)
Board Member (2013)

Principal Occupation During Past 5 Years:

• Gulf Related, an international real estate development company, Managing Partner (2010-Present)

• Related Urban Development, a real estate development company, President and Chief Executive Officer (1996-Present)

• American Food Management, a restaurant company, Chief Executive Officer (1983-Present)

• Himmel & Company, a real estate development company, President and Chief Executive Officer (1980-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Roslyn M. Watson (73)
Board Member (2013)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company, Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 44

———————

Benaree Pratt Wiley (76)
Board Member (2013)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-2020)

No. of Portfolios for which Board Member Serves: 61

———————

30

Interested Board Member

Bradley Skapyak (63)
Board Member (2021)

Principal Occupation During Past 5 Years:

• Chief Operating Officer and Director of The Dreyfus Corporation (2009-2019)

• Chief Executive Officer and Director of the Distributor (2016-2019)

• Chairman and Director of The Dreyfus Transfer Agent, Inc. (2011-2019)

• Senior Vice President of The Bank of New York Mellon (2007-2019)

No. of Portfolios for which Board Member Serves: 22

Mr. Skapyak is deemed to be an Interested Board Member of the fund as a result of his ownership of unvested restricted stock units of BNY Mellon.

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

31

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 47 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

32

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 55 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 55 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 56 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 55 investment companies (comprised of 115 portfolios) managed by the Adviser. He is 65 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 48 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the Distributor since 1997.

33

For More Information

BNY Mellon Yield Enhancement Strategy Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DABMX Class C: DABLX Class I: DABKX Class Y: DABJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6327AR1022

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $93,840 in 2021 and $95,720 in 2022.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $15,960 in 2021 and $16,500 in 2022. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2021 and $0 in 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2021 and $0 in 2022. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iii) determination of Passive Foreign Investment. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2021 and $0 in 2022.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2021 and $0 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $3,851,043 in 2021 and $3,945,912 in 2022.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 20, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 21, 2022

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)